Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.2%
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (A)	$ 444,581	$ 475,017
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	150,000	163,518
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	192,317
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	846,810	906,047
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (A)	1,200,000	1,267,107
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	314,523
Series 2015-SFR2, Class D,
5.04%, 10/17/2052 (A)	700,000	758,355
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (A)	430,000	471,430
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (A)	350,000	354,079
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class C,
2.71%, 08/18/2022	50,434	50,591
Series 2017-1, Class D,
3.13%, 01/18/2023	323,000	326,944
Business Jet Securities LLC
Series 2019-1, Class A,
4.21%, 07/15/2034 (A)	1,188,808	1,210,281
Series 2020-1A, Class A,
2.98%, 11/15/2035 (A)	902,617	913,557
Series 2021-1A, Class A,
2.16%, 04/15/2036 (A)	570,000	568,265
BVRT Financing Trust
0.01%, 11/10/2032 (B) (C)	726,167	726,167
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (B) (C)	1,052,952	1,080,592
Carvana Auto Receivables Trust
Series 2019-2A, Class C,
3.00%, 06/17/2024 (A)	1,350,000	1,385,682
Series 2019-3A, Class D,
3.04%, 04/15/2025 (A)	1,620,000	1,679,829
Chase Funding Loan Acquisition Trust
Series 2003-C2, Class 1A,
4.75%, 12/25/2019	2,772	2,751
Chase Funding Trust
Series 2003-6, Class 1A7,
4.97% (D), 11/25/2034	24,233	25,440
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (A)	129,452	129,532
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (A)	690,000	715,926
Series 2019-3, Class A,
2.71%, 10/15/2052 (A)	701,398	730,529
Credit Acceptance Auto Loan Trust
Series 2019-1A, Class A,
3.33%, 02/15/2028 (A)	731,316	741,075
Series 2021-2A, Class A,
0.96%, 02/15/2030 (A)	870,000	868,928

	Principal	Value
ASSET-BACKED SECURITIES (continued)
DataBank Issuer
Series 2021-1A, Class A2,
2.06%, 02/27/2051 (A)	$ 650,000	$ 644,356
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	140,975	143,757
Series 2018-1, Class A,
3.70%, 01/21/2031 (A)	264,620	276,281
Drive Auto Receivables Trust
Series 2016-CA, Class D,
4.18%, 03/15/2024 (A)	253,654	254,712
Series 2017-3, Class D,
3.53%, 12/15/2023 (A)	577,519	585,181
Series 2017-AA, Class D,
4.16%, 05/15/2024 (A)	166,194	167,265
Series 2018-4, Class C,
3.66%, 11/15/2024	212,476	213,461
Series 2019-1, Class D,
4.09%, 06/15/2026	340,000	354,521
DT Auto Owner Trust
Series 2017-3A, Class D,
3.58%, 05/15/2023 (A)	32,853	32,920
Series 2019-4A, Class C,
2.73%, 07/15/2025 (A)	1,121,000	1,144,133
Exeter Automobile Receivables Trust
Series 2017-1A, Class C,
3.95%, 12/15/2022 (A)	19,549	19,607
Series 2017-3A, Class C,
3.68%, 07/17/2023 (A)	576,356	586,616
Series 2019-3A, Class D,
3.11%, 08/15/2025 (A)	1,180,000	1,222,416
FirstKey Homes Trust
Series 2020-SFR2, Class E,
2.67%, 10/19/2037 (A)	1,000,000	1,011,149
Flagship Credit Auto Trust
Series 2019-4, Class D,
3.12%, 01/15/2026 (A)	1,350,000	1,418,337
Ford Motor Credit Co. LLC
Series 2018-1A, Class C,
1-Month LIBOR + 2.83%, 2.94% (D), 11/16/2035 (A)	1,535,000	1,509,771
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (A)	282,181	291,996
FREED ABS Trust
Series 2019-2, Class A,
2.62%, 11/18/2026 (A)	129,854	130,379
FTF Funding II LLC
Series 2019-1, Class A,
Zero Coupon, 08/15/2024 (C)	421,019	316,817
GLS Auto Receivables Issuer Trust
Series 2019-1A, Class A,
3.37%, 01/17/2023 (A)	2,499	2,502
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (A)	29,961	30,320
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (C)	796,917	794,925
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	124,074	128,521
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	558,453	582,423
Series 2019-2A, Class A,
2.76%, 10/15/2054 (A)	674,537	684,123

Transamerica Series Trust	Page 1

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hero Funding Trust
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	$ 377,510	$ 397,397
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	434,013	460,268
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	109,655	112,464
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.78% (D), 08/25/2038 (A)	390,596	8,084
Series 2013-2, Class A,
1.79% (D), 03/25/2039 (A)	399,624	15,985
Series 2014-2, Class A,
3.51% (D), 04/25/2040 (A)	173,326	14,401
LL ABS Trust
Series 2019-1A, Class A,
2.87%, 03/15/2027 (A)	125,378	125,723
LV Tower 52
Series 2013-1, Class A,
5.75%, 07/15/2019 (A) (B) (C)	429,010	432,695
Mariner Finance Issuance Trust
Series 2019-AA, Class B,
3.51%, 07/20/2032 (A)	785,000	807,101
Series 2019-AA, Class C,
4.01%, 07/20/2032 (A)	2,060,000	2,090,959
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A,
1.54%, 03/20/2026 (A)	560,000	560,026
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A,
3.84%, 12/25/2025 (A)	1,000,377	1,010,569
Oportun Funding IX LLC
Series 2018-B, Class A,
3.91%, 07/08/2024 (A)	1,165,000	1,165,623
Oportun Funding XIV LLC
Series 2021-A, Class A,
1.21%, 03/08/2028 (A)	315,000	314,858
Orange Lake Timeshare Trust
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	1,409,514	1,454,810
Pretium Mortgage Credit Partners I LLC
Series 2020-NPL3, Class A1,
3.10% (D), 06/27/2060 (A)	645,503	651,784
Progress Residential Trust
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (A)	642,000	647,060
Regional Management Issuance Trust
Series 2019-1, Class B,
3.43%, 11/15/2028 (A)	1,400,000	1,426,976
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (A)	163,103	173,117
Santander Drive Auto Receivables Trust
Series 2019-1, Class C,
3.42%, 04/15/2025	730,000	738,624
SART
Series 2018-1,
4.75%, 06/15/2025	744,698	753,076
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2,
3.07% (D), 01/25/2036	16,196	16,333
SFR Holdco LLC
Series 2019-STL, Class A,
7.25%, 10/11/2026 (B) (C)	1,000,000	1,000,000

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Tricolor Auto Securitization Trust
Series 2020-1A, Class A,
4.88%, 11/15/2026 (A)	$ 851,531	$ 852,613
Upstart Securitization Trust
Series 2021-A1, Class A,
0.87%, 03/20/2031 (A)	1,063,326	1,064,126
US Auto Funding LLC
Series 2018-1A, Class A,
5.50%, 07/15/2023 (A)	141,650	144,341
Series 2019-1A, Class B,
3.99%, 12/15/2022 (A)	1,033,865	1,043,830
Vericrest Opportunity Loan Trust
Series 2020-NPL2, Class A1A,
2.98% (D), 02/25/2050 (A)	644,762	646,942
VM Debt Trust
Series 2019-1,
7.50%, 06/15/2024	914,581	914,581
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	191,982	202,411
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (A)	85,160	85,301

Total Asset-Backed Securities (Cost $47,386,666)		47,937,049

CORPORATE DEBT SECURITIES - 32.1%
Aerospace & Defense - 1.0%
Airbus Finance BV
2.70%, 04/17/2023 (A)	43,000	44,752
Airbus SE
3.15%, 04/10/2027 (A)	164,000	174,314
BAE Systems PLC
1.90%, 02/15/2031 (A)	268,000	250,387
3.00%, 09/15/2050 (A)	200,000	181,428
Boeing Co.
1.17%, 02/04/2023	225,000	226,140
1.43%, 02/04/2024	455,000	455,801
1.95%, 02/01/2024	305,000	312,474
2.20%, 02/04/2026	275,000	274,032
2.75%, 02/01/2026	295,000	303,533
3.10%, 05/01/2026	130,000	135,985
3.25%, 03/01/2028	224,000	229,071
4.51%, 05/01/2023	594,000	636,292
4.88%, 05/01/2025	145,000	161,393
5.15%, 05/01/2030	220,000	253,029
5.71%, 05/01/2040	190,000	232,016
L3 Harris Technologies, Inc.
1.80%, 01/15/2031 (E)	230,000	215,408
3.83%, 04/27/2025	200,000	218,958
Lockheed Martin Corp.
4.50%, 05/15/2036	100,000	120,553
Northrop Grumman Corp.
3.25%, 01/15/2028	75,000	80,412
3.85%, 04/15/2045	38,000	40,779
Precision Castparts Corp.
4.20%, 06/15/2035	170,000	196,905
Raytheon Technologies Corp.
3.20%, 03/15/2024	70,000	74,805
3.75%, 11/01/2046	155,000	164,731
4.15%, 05/15/2045	163,000	179,571
4.50%, 06/01/2042	241,000	286,676

		5,449,445

Transamerica Series Trust	Page 2

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines - 0.8%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	$ 139,520	$ 135,852
3.55%, 07/15/2031 (A)	197,944	186,838
4.13%, 11/15/2026 (A)	168,533	166,846
American Airlines Pass-Through Trust
3.00%, 04/15/2030	346,002	348,633
3.38%, 11/01/2028	181,735	176,467
3.65%, 02/15/2029	97,405	98,135
3.70%, 04/01/2028	84,631	83,986
British Airways Pass-Through Trust
3.30%, 06/15/2034 (A)	278,319	277,104
4.13%, 03/20/2033 (A)	263,450	263,757
Continental Airlines Pass-Through Trust
5.98%, 10/19/2023	25,939	26,476
Delta Air Lines Pass-Through Trust
3.63%, 01/30/2029	304,415	324,909
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	128,380	127,221
United Airlines Pass-Through Trust
3.10%, 04/07/2030	269,253	261,337
Series B,
3.50%, 11/01/2029	540,132	525,525
3.65%, 07/07/2027	121,861	120,322
3.70%, 09/01/2031	357,802	359,656
4.15%, 02/25/2033	282,265	300,888
4.55%, 08/25/2031	252,996	266,198

		4,050,150

Automobiles - 0.3%
General Motors Co.
6.13%, 10/01/2025	130,000	152,810
Nissan Motor Co., Ltd.
3.52%, 09/17/2025 (A)	492,000	520,987
4.35%, 09/17/2027 (A)	700,000	760,957

		1,434,754

Banks - 5.9%
ABN AMRO Bank NV
4.75%, 07/28/2025 (A)	200,000	223,770
AIB Group PLC
4.75%, 10/12/2023 (A)	290,000	317,047
ANZ New Zealand International, Ltd.
2.55%, 02/13/2030 (A)	391,000	397,353
ASB Bank, Ltd.
3.13%, 05/23/2024 (A)	465,000	499,038
Banco Nacional de Panama
2.50%, 08/11/2030 (A)	300,000	278,400
Banco Santander SA
1.85%, 03/25/2026	400,000	399,051
2.75%, 05/28/2025 - 12/03/2030	600,000	608,059
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (D), 02/13/2031, MTN	500,000	495,048
Fixed until 04/29/2030, 2.59% (D), 04/29/2031	363,000	361,796
Fixed until 06/19/2040, 2.68% (D), 06/19/2041, MTN	1,077,000	1,006,180
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	430,000	460,941
Fixed until 04/24/2027, 3.71% (D), 04/24/2028	700,000	765,253
3.95%, 04/21/2025, MTN	368,000	403,246
Fixed until 03/05/2028, 3.97% (D), 03/05/2029, MTN	300,000	330,380
4.00%, 01/22/2025, MTN	400,000	437,028

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp. (continued)
4.25%, 10/22/2026, MTN	$ 284,000	$ 318,204
Bank of Montreal
Fixed until 12/15/2027, 3.80% (D), 12/15/2032	110,000	120,761
Bank of Nova Scotia
2.20%, 02/03/2025	298,000	308,978
4.50%, 12/16/2025	160,000	180,776
Barclays PLC
Fixed until 12/10/2023, 1.01% (D), 12/10/2024	377,000	377,130
3.65%, 03/16/2025	200,000	214,954
Fixed until 02/15/2022, 4.61% (D), 02/15/2023	300,000	309,951
BBVA USA
3.50%, 06/11/2021	250,000	250,808
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (D), 06/09/2026 (A)	350,000	358,808
2.82%, 01/26/2041 (A)	320,000	287,884
Fixed until 01/13/2030, 3.05% (D), 01/13/2031 (A)	385,000	395,355
BPCE SA
1.00%, 01/20/2026 (A)	250,000	243,841
Fixed until 10/06/2025, 1.65% (D), 10/06/2026 (A)	250,000	249,312
Fixed until 01/20/2031, 2.28% (D), 01/20/2032 (A) (E)	250,000	241,528
4.00%, 09/12/2023 (A)	250,000	269,460
4.63%, 07/11/2024 (A)	200,000	220,563
Citigroup, Inc.
Fixed until 01/28/2026, 1.12% (D), 01/28/2027	354,000	346,117
Fixed until 04/08/2025, 3.11% (D), 04/08/2026	450,000	480,856
Fixed until 04/24/2024, 3.35% (D), 04/24/2025	175,000	187,024
Fixed until 10/27/2027, 3.52% (D), 10/27/2028	150,000	161,996
Fixed until 07/24/2027, 3.67% (D), 07/24/2028	531,000	580,396
3.88%, 03/26/2025	100,000	108,915
Fixed until 02/18/2026 (F), 3.88% (D)	245,000	243,856
Fixed until 03/20/2029, 3.98% (D), 03/20/2030	400,000	442,549
4.40%, 06/10/2025	215,000	238,879
4.45%, 09/29/2027	48,000	54,055
5.30%, 05/06/2044	34,000	42,920
8.13%, 07/15/2039	28,000	45,880
Citizens Financial Group, Inc.
2.64%, 09/30/2032 (A)	58,000	55,265
Cooperatieve Rabobank UA
3.75%, 07/21/2026	455,000	495,994
Credit Agricole SA
Fixed until 01/26/2026, 1.25% (D), 01/26/2027 (A)	402,000	392,999
Fixed until 06/16/2025, 1.91% (D), 06/16/2026 (A)	400,000	405,389
2.81%, 01/11/2041 (A)	250,000	225,546
Credit Suisse AG
0.50%, 02/02/2024	300,000	296,593
Danske Bank A/S
Fixed until 12/08/2022, 1.17% (D), 12/08/2023 (A)	495,000	497,690
2.70%, 03/02/2022 (A)	200,000	204,109
HSBC Holdings PLC
Fixed until 09/22/2027, 2.01% (D), 09/22/2028	445,000	437,028

Transamerica Series Trust	Page 3

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC Holdings PLC (continued)
Fixed until 08/18/2030, 2.36% (D), 08/18/2031	$ 310,000	$ 298,115
Fixed until 05/18/2023, 3.95% (D), 05/18/2024	229,000	244,392
Fixed until 03/13/2027, 4.04% (D), 03/13/2028	650,000	711,224
4.38%, 11/23/2026	200,000	222,583
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	250,000	252,350
ING Groep NV
Fixed until 07/01/2025, 1.40% (D), 07/01/2026 (A)	210,000	208,834
4.10%, 10/02/2023	580,000	628,044
Lloyds Banking Group PLC
Fixed until 05/11/2026, 1.63% (D), 05/11/2027	245,000	243,168
4.38%, 03/22/2028	200,000	224,355
4.58%, 12/10/2025	200,000	223,220
Macquarie Bank, Ltd.
Fixed until 03/03/2031, 3.05% (D), 03/03/2036 (A)	425,000	406,668
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	360,000	345,380
3.75%, 07/18/2039	250,000	267,611
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (D), 05/22/2027	255,000	248,138
Fixed until 05/25/2025, 2.23% (D), 05/25/2026	625,000	642,377
National Australia Bank, Ltd.
2.65%, 01/14/2041 (A) (E)	250,000	221,482
Fixed until 08/02/2029, 3.93% (D), 08/02/2034 (A)	345,000	365,414
Natwest Group PLC
Fixed until 11/01/2024, 3.75% (D), 11/01/2029	338,000	359,237
3.88%, 09/12/2023	200,000	214,466
Fixed until 03/22/2024, 4.27% (D), 03/22/2025	200,000	218,273
Fixed until 05/08/2029, 4.45% (D), 05/08/2030	330,000	367,322
Santander UK Group Holdings PLC
4.75%, 09/15/2025 (A)	200,000	221,567
Societe Generale SA
Fixed until 12/14/2025, 1.49% (D), 12/14/2026 (A)	470,000	461,699
2.63%, 10/16/2024 (A)	200,000	208,628
3.00%, 01/22/2030 (A) (E)	389,000	392,429
4.25%, 04/14/2025 (A)	200,000	216,501
Standard Chartered PLC
Fixed until 01/30/2025, 2.82% (D), 01/30/2026 (A)	220,000	228,655
Fixed until 01/20/2022, 4.25% (D), 01/20/2023 (A)	300,000	308,392
5.20%, 01/26/2024 (A)	200,000	219,161
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	107,000	112,150
3.04%, 07/16/2029	440,000	457,213
Svenska Handelsbanken AB
0.63%, 06/30/2023 (A)	410,000	411,413
Truist Bank
3.30%, 05/15/2026	200,000	216,394
UniCredit SpA
Fixed until 09/22/2025, 2.57% (D), 09/22/2026 (A)	350,000	351,256

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UniCredit SpA (continued)
Fixed until 06/19/2027, 5.86% (D), 06/19/2032 (A)	$ 200,000	$ 221,446
Wells Fargo & Co.
Fixed until 04/30/2040, 3.07% (D), 04/30/2041	150,000	146,684
Fixed until 06/17/2026, 3.20% (D), 06/17/2027, MTN	685,000	733,860
Fixed until 03/15/2026 (F), 3.90% (D)	245,000	247,426
4.10%, 06/03/2026, MTN	258,000	286,682
4.40%, 06/14/2046, MTN	96,000	106,630
4.65%, 11/04/2044, MTN	184,000	211,331
4.75%, 12/07/2046, MTN	247,000	289,406
4.90%, 11/17/2045, MTN	112,000	132,937
Westpac Banking Corp.
Fixed until 11/23/2026, 4.32% (D), 11/23/2031, MTN	180,000	198,726
4.42%, 07/24/2039	195,000	218,626

		30,786,824

Beverages - 0.9%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	872,000	1,020,829
4.90%, 02/01/2046	365,000	432,314
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	240,000	278,272
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	210,000	236,882
4.44%, 10/06/2048	250,000	279,992
4.50%, 06/01/2050	275,000	311,142
4.60%, 06/01/2060	100,000	112,329
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	150,000	137,085
2.75%, 01/22/2030	275,000	278,581
Constellation Brands, Inc.
2.88%, 05/01/2030	490,000	500,323
4.40%, 11/15/2025	100,000	112,666
5.25%, 11/15/2048	55,000	69,546
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	280,000	278,902
Keurig Dr. Pepper, Inc.
3.13%, 12/15/2023	110,000	116,711
3.43%, 06/15/2027	50,000	54,778
4.42%, 05/25/2025	86,000	96,457
4.99%, 05/25/2038	124,000	151,950

		4,468,759

Biotechnology - 0.6%
AbbVie, Inc.
3.45%, 03/15/2022	139,000	142,202
3.85%, 06/15/2024	302,000	328,761
4.05%, 11/21/2039	858,000	957,829
4.40%, 11/06/2042	205,000	236,590
4.50%, 05/14/2035	200,000	233,619
Biogen, Inc.
2.25%, 05/01/2030	306,000	297,244
3.15%, 05/01/2050	80,000	73,253
Gilead Sciences, Inc.
2.60%, 10/01/2040	325,000	298,489
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	480,000	443,575

		3,011,562

Building Products - 0.2%
Johnson Controls International PLC
3.75%, 12/01/2021	2,000	2,020

Transamerica Series Trust	Page 4

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Lennox International, Inc.
1.35%, 08/01/2025	$ 570,000	$ 566,961
Masco Corp.
2.00%, 10/01/2030	90,000	85,517
6.50%, 08/15/2032	130,000	168,219

		822,717

Capital Markets - 2.4%
Charles Schwab Corp.
Fixed until 06/01/2026 (F), 4.00% (D)	335,000	339,154
Fixed until 12/01/2030 (F), 4.00% (D)	265,000	260,137
Credit Suisse Group AG
Fixed until 02/02/2026, 1.31% (D), 02/02/2027 (A)	260,000	251,742
Fixed until 06/05/2025, 2.19% (D), 06/05/2026 (A)	250,000	253,967
Fixed until 09/11/2024, 2.59% (D), 09/11/2025 (A)	355,000	368,095
4.28%, 01/09/2028 (A)	300,000	329,659
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (D), 11/24/2026	215,000	215,433
3.30%, 11/16/2022	200,000	207,695
3.70%, 05/30/2024	267,000	285,484
4.25%, 10/14/2021	200,000	203,799
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (D), 03/09/2027	625,000	619,120
Fixed until 01/27/2031, 1.99% (D), 01/27/2032	120,000	113,472
3.50%, 11/16/2026	292,000	316,354
Fixed until 06/05/2027, 3.69% (D), 06/05/2028	1,018,000	1,113,812
3.85%, 01/26/2027	1,590,000	1,745,387
4.25%, 10/21/2025	100,000	111,625
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (D), 11/28/2028 (A)	281,000	305,638
Fixed until 01/15/2029, 5.03% (D), 01/15/2030 (A)	700,000	808,829
Morgan Stanley
Fixed until 01/25/2023, 0.53% (D), 01/25/2024, MTN	345,000	344,359
Fixed until 02/13/2031, 1.79% (D), 02/13/2032, MTN	340,000	315,865
Fixed until 04/28/2025, 2.19% (D), 04/28/2026	800,000	826,275
Fixed until 07/22/2027, 3.59% (D), 07/22/2028	356,000	387,894
Fixed until 01/24/2028, 3.77% (D), 01/24/2029, MTN	112,000	122,433
4.10%, 05/22/2023, MTN	150,000	160,390
4.35%, 09/08/2026, MTN	200,000	226,075
Fixed until 01/23/2029, 4.43% (D), 01/23/2030, MTN	383,000	438,277
5.00%, 11/24/2025	269,000	309,073
Nomura Holdings, Inc.
2.65%, 01/16/2025	377,000	389,809
2.68%, 07/16/2030	200,000	196,241
UBS Group AG
Fixed until 08/13/2029, 3.13% (D), 08/13/2030 (A)	200,000	209,460
3.49%, 05/23/2023 (A)	480,000	495,311
4.13%, 09/24/2025 (A)	210,000	232,998

		12,503,862

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.3%
Air Liquide Finance SA
2.25%, 09/27/2023 (A)	$ 200,000	$ 207,812
Albemarle Corp.
5.45%, 12/01/2044	50,000	57,540
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
5.13%, 04/01/2025 (A)	464,000	528,361
Dow Chemical Co.
5.25%, 11/15/2041	45,000	56,247
DuPont de Nemours, Inc.
5.32%, 11/15/2038	100,000	125,351
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	83,000	94,027
5.00%, 09/26/2048	89,000	109,173
Nutrien, Ltd.
4.13%, 03/15/2035	200,000	220,402
5.00%, 04/01/2049	80,000	99,707
PPG Industries, Inc.
1.20%, 03/15/2026	140,000	137,534
Sherwin-Williams Co.
3.13%, 06/01/2024	70,000	74,561

		1,710,715

Commercial Services & Supplies - 0.1%
Brambles USA, Inc.
4.13%, 10/23/2025 (A)	100,000	110,744
ERAC USA Finance LLC
4.50%, 08/16/2021 (A)	36,000	36,537
5.63%, 03/15/2042 (A)	59,000	76,241
Republic Services, Inc.
1.45%, 02/15/2031	250,000	228,369

		451,891

Construction & Engineering - 0.1%
Quanta Services, Inc.
2.90%, 10/01/2030	380,000	385,341

Construction Materials - 0.0% (G)
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	200,000	216,457

Consumer Finance - 0.5%
BMW US Capital LLC
2.25%, 09/15/2023 (A)	180,000	186,551
Capital One Financial Corp.
3.75%, 04/24/2024	221,000	239,013
4.20%, 10/29/2025	50,000	55,319
General Motors Financial Co., Inc.
1.25%, 01/08/2026	587,000	575,610
2.35%, 01/08/2031 (E)	316,000	301,765
Hyundai Capital America
1.15%, 11/10/2022 (A)	406,000	408,188
1.30%, 01/08/2026 (A)	115,000	112,347
1.80%, 10/15/2025 - 01/10/2028 (A)	360,000	350,047
2.38%, 10/15/2027 (A)	140,000	140,347
Nissan Motor Acceptance Corp.
2.00%, 03/09/2026 (A)	95,000	94,567
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	200,000	194,489

		2,658,243

Containers & Packaging - 0.1%
Graphic Packaging International LLC
1.51%, 04/15/2026 (A)	284,000	281,898

Transamerica Series Trust	Page 5

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
International Paper Co.
8.70%, 06/15/2038	$ 50,000	$ 78,272
Packaging Corp. of America
4.05%, 12/15/2049	140,000	155,257

		515,427

Diversified Consumer Services - 0.2%
Ford Foundation
2.82%, 06/01/2070	100,000	89,623
Nationwide Building Society
1.00%, 08/28/2025 (A)	200,000	196,666
Pepperdine University
3.30%, 12/01/2059	200,000	189,544
SART
4.75%, 07/15/2024	588,878	594,767
University of Southern California
3.23%, 10/01/2120	200,000	178,220

		1,248,820

Diversified Financial Services - 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	150,000	145,625
2.88%, 08/14/2024	255,000	262,933
3.15%, 02/15/2024	600,000	625,070
4.45%, 12/16/2021	150,000	153,453
4.50%, 09/15/2023	630,000	677,604
6.50%, 07/15/2025	265,000	308,820
Aviation Capital Group LLC
4.13%, 08/01/2025 (A)	250,000	266,353
5.50%, 12/15/2024 (A)	243,000	271,684
Blackstone Secured Lending Fund
3.65%, 07/14/2023 (A)	210,000	218,951
Brookfield Finance, Inc.
3.90%, 01/25/2028	84,000	92,249
4.70%, 09/20/2047	123,000	139,883
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (A)	240,000	260,098
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	1,431,000	1,640,091
Jefferies Group LLC
6.45%, 06/08/2027	56,000	69,764
LSEGA Financing PLC
2.00%, 04/06/2028 (A) (H)	475,000	469,474
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (A)	200,000	205,322
Private Export Funding Corp.
3.55%, 01/15/2024	150,000	162,913

		5,970,287

Diversified Telecommunication Services - 1.0%
AT&T, Inc.
1.65%, 02/01/2028	230,000	222,408
2.25%, 02/01/2032	385,000	365,878
2.30%, 06/01/2027	600,000	612,875
3.10%, 02/01/2043	580,000	539,716
3.50%, 06/01/2041	165,000	162,761
3.80%, 12/01/2057 (A)	170,000	161,005
4.50%, 05/15/2035	525,000	591,582
GTP Acquisition Partners I LLC
3.48%, 06/15/2050 (A)	226,000	240,252
Qwest Corp.
6.75%, 12/01/2021	148,000	152,995

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
2.10%, 03/22/2028	$ 105,000	$ 105,545
2.65%, 11/20/2040	268,000	244,348
2.99%, 10/30/2056 (A)	218,000	191,741
4.27%, 01/15/2036	330,000	372,622
4.40%, 11/01/2034	568,000	648,688
4.67%, 03/15/2055	160,000	189,872
4.86%, 08/21/2046	290,000	346,958

		5,149,246

Electric Utilities - 1.9%
AEP Transmission Co. LLC
4.00%, 12/01/2046	93,000	102,140
Alabama Power Co.
4.10%, 01/15/2042	66,000	71,118
Appalachian Power Co.
6.70%, 08/15/2037	50,000	67,546
Ausgrid Finance Pty, Ltd.
3.85%, 05/01/2023 (A)	400,000	419,865
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	120,000	111,049
Duke Energy Carolinas LLC
6.00%, 12/01/2028	100,000	125,668
Duke Energy Progress LLC
4.10%, 03/15/2043	75,000	83,568
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (A)	230,000	248,613
Edison International
3.55%, 11/15/2024	200,000	214,879
5.75%, 06/15/2027	200,000	233,193
Emera US Finance, LP
4.75%, 06/15/2046	220,000	244,601
Enel Finance International NV
3.50%, 04/06/2028 (A)	200,000	213,784
3.63%, 05/25/2027 (A)	220,000	237,853
Entergy Arkansas LLC
2.65%, 06/15/2051	175,000	154,268
Entergy Louisiana LLC
2.90%, 03/15/2051	130,000	118,909
Entergy Texas, Inc.
3.55%, 09/30/2049	100,000	99,037
Evergy Metro, Inc.
5.30%, 10/01/2041	100,000	123,856
Evergy, Inc.
2.90%, 09/15/2029	320,000	325,913
Exelon Generation Co. LLC
6.25%, 10/01/2039	150,000	173,760
Fortis, Inc.
3.06%, 10/04/2026	310,000	329,831
ITC Holdings Corp.
2.95%, 05/14/2030 (A)	120,000	122,234
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (A)	240,000	262,167
6.15%, 06/01/2037	70,000	85,762
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	59,475	68,819
Massachusetts Electric Co.
4.00%, 08/15/2046 (A)	105,000	109,746
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (A)	110,000	119,123
Nevada Power Co.
5.38%, 09/15/2040	92,000	115,035
5.45%, 05/15/2041	50,000	64,227
New England Power Co.
3.80%, 12/05/2047 (A)	95,000	98,742

Transamerica Series Trust	Page 6

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (A)	$ 250,000	$ 238,755
NRG Energy, Inc.
2.00%, 12/02/2025 (A)	195,000	194,989
2.45%, 12/02/2027 (A)	215,000	213,168
4.45%, 06/15/2029 (A)	220,000	238,878
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	50,000	61,833
Pacific Gas & Electric Co.
1.37%, 03/10/2023	375,000	375,106
3-Month LIBOR + 1.38%, 1.57% (D), 11/15/2021	820,000	821,567
1.75%, 06/16/2022	1,165,000	1,166,764
2.95%, 03/01/2026	130,000	133,859
3.45%, 07/01/2025	210,000	222,043
3.75%, 08/15/2042	83,000	75,675
4.30%, 03/15/2045	140,000	135,577
PECO Energy Co.
2.80%, 06/15/2050	110,000	102,318
Pennsylvania Electric Co.
3.25%, 03/15/2028 (A)	38,000	39,028
Southern California Edison Co.
1.85%, 02/01/2022	10,000	10,012
4.05%, 03/15/2042	250,000	258,846
5.55%, 01/15/2036	70,000	84,332
6.05%, 03/15/2039	60,000	77,840
Toledo Edison Co.
6.15%, 05/15/2037	200,000	254,044
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	62,000	64,569
Tucson Electric Power Co.
4.85%, 12/01/2048	350,000	416,304
Virginia Electric & Power Co.
4.45%, 02/15/2044	28,000	32,775

		9,963,588

Electrical Equipment - 0.0% (G)
Eaton Corp.
4.00%, 11/02/2032	21,000	23,771
5.80%, 03/15/2037	100,000	127,824
7.63%, 04/01/2024	75,000	87,138

		238,733

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	66,000	70,642
3.88%, 01/12/2028	155,000	168,116
4.50%, 03/01/2023	30,000	31,842
Corning, Inc.
3.90%, 11/15/2049	148,000	159,798
5.35%, 11/15/2048	115,000	146,606

		577,004

Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC
5.13%, 09/15/2040 (E)	100,000	121,581
Halliburton Co.
7.60%, 08/15/2096 (A)	50,000	56,645
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	227,000	246,947
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (A)	81,000	83,021
3.50%, 01/15/2028 (A)	37,000	39,115

		547,309

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Entertainment - 0.1%
Walt Disney Co.
7.30%, 04/30/2028	$ 50,000	$ 65,902
8.88%, 04/26/2023	80,000	93,413
9.50%, 07/15/2024	70,000	89,394

		248,709

Equity Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	140,000	127,170
American Tower Corp.
1.50%, 01/31/2028	330,000	314,483
1.88%, 10/15/2030	290,000	271,091
2.10%, 06/15/2030	160,000	152,049
2.95%, 01/15/2051	87,000	76,660
3.10%, 06/15/2050	133,000	121,867
3.70%, 10/15/2049	300,000	302,314
Brixmor Operating Partnership, LP
2.25%, 04/01/2028	200,000	196,094
3.85%, 02/01/2025	200,000	216,320
Corporate Office Properties, LP
2.75%, 04/15/2031	325,000	314,025
Crown Castle International Corp.
2.25%, 01/15/2031	320,000	306,736
4.00%, 03/01/2027	47,000	51,958
Duke Realty, LP
2.88%, 11/15/2029	100,000	102,555
3.25%, 06/30/2026	43,000	46,460
Equinix, Inc.
2.90%, 11/18/2026	300,000	316,246
Essex Portfolio, LP
2.65%, 03/15/2032	255,000	250,690
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (A)	174,000	187,066
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028 (A)	108,000	114,651
Healthcare Trust of America Holdings, LP
2.00%, 03/15/2031	160,000	148,857
Healthpeak Properties, Inc.
3.50%, 07/15/2029	260,000	278,530
Life Storage, LP
4.00%, 06/15/2029	305,000	330,200
Mid-America Apartments, LP
1.70%, 02/15/2031	160,000	146,872
National Retail Properties, Inc.
4.00%, 11/15/2025	204,000	223,949
Office Properties Income Trust
4.00%, 07/15/2022	196,000	200,998
Prologis, LP
3.25%, 10/01/2026	53,000	57,984
Realty Income Corp.
3.25%, 01/15/2031	200,000	210,961
Regency Centers, LP
2.95%, 09/15/2029	240,000	243,962
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (A)	300,000	318,323
SITE Centers Corp.
3.63%, 02/01/2025	198,000	206,695
UDR, Inc.
2.10%, 08/01/2032, MTN	170,000	157,815
2.95%, 09/01/2026, MTN	72,000	76,529
3.20%, 01/15/2030, MTN	265,000	278,753
Welltower, Inc.
2.70%, 02/15/2027	42,000	43,769
3.10%, 01/15/2030	225,000	231,099

Transamerica Series Trust	Page 7

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Welltower, Inc. (continued)
6.50%, 03/15/2041	$ 100,000	$ 133,151
WP Carey, Inc.
2.25%, 04/01/2033	340,000	315,400

		7,072,282

Food & Staples Retailing - 0.3%
7-Eleven, Inc.
1.30%, 02/10/2028 (A)	137,000	131,321
2.50%, 02/10/2041 (A)	139,000	125,460
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030 (A)	160,000	163,247
3.80%, 01/25/2050 (A)	280,000	279,829
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (A)	241,000	242,359
CK Hutchison International 19, Ltd.
3.63%, 04/11/2029 (A)	245,000	264,477
CVS Pass-Through Trust
5.93%, 01/10/2034 (A)	196,503	226,409
8.35%, 07/10/2031 (A)	237,438	306,919
Kroger Co.
5.40%, 07/15/2040	12,000	15,111

		1,755,132

Food Products - 0.3%
Campbell Soup Co.
3.13%, 04/24/2050	89,000	82,592
Cargill, Inc.
2.13%, 04/23/2030 (A)	339,000	332,970
Conagra Brands, Inc.
5.30%, 11/01/2038	60,000	73,867
General Mills, Inc.
3.00%, 02/01/2051 (A)	45,000	41,932
Kellogg Co.
2.10%, 06/01/2030	36,000	34,953
McCormick & Co., Inc.
2.50%, 04/15/2030	397,000	395,703
Mead Johnson Nutrition Co.
4.60%, 06/01/2044	35,000	42,644
Mondelez International, Inc.
1.50%, 05/04/2025	90,000	90,947
Smithfield Foods, Inc.
3.00%, 10/15/2030 (A)	400,000	397,796

		1,493,404

Gas Utilities - 0.3%
Atmos Energy Corp.
0.63%, 03/09/2023	105,000	105,041
4.13%, 10/15/2044	75,000	81,966
4.15%, 01/15/2043	138,000	150,952
Boston Gas Co.
4.49%, 02/15/2042 (A)	26,000	29,077
CenterPoint Energy Resources Corp.
5.85%, 01/15/2041	100,000	126,005
Korea Gas Corp.
1.88%, 07/18/2021 (A)	200,000	200,802
One Gas, Inc.
2.00%, 05/15/2030	230,000	217,363
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	59,000	60,888
4.40%, 06/01/2043	63,000	68,063
5.88%, 03/15/2041	146,000	192,496
Southwest Gas Corp.
3.80%, 09/29/2046	111,000	113,735

		1,346,388

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.1%
Abbott Laboratories
1.15%, 01/30/2028	$ 180,000	$ 172,588
Becton Dickinson & Co.
3.73%, 12/15/2024	19,000	20,754
Boston Scientific Corp.
4.00%, 03/01/2029	96,000	106,401
4.55%, 03/01/2039	200,000	234,791
DH Europe Finance II SARL
3.25%, 11/15/2039	134,000	136,308

		670,842

Health Care Providers & Services - 1.0%
Aetna, Inc.
4.50%, 05/15/2042	26,000	29,550
6.75%, 12/15/2037	50,000	71,039
Anthem, Inc.
4.63%, 05/15/2042	50,000	58,891
4.65%, 01/15/2043 - 08/15/2044	184,000	218,315
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	215,000	209,009
Children’s Hospital
2.93%, 07/15/2050	180,000	163,991
Cigna Corp.
4.80%, 07/15/2046	50,000	59,765
CommonSpirit Health
1.55%, 10/01/2025	150,000	150,818
2.78%, 10/01/2030	150,000	151,664
3.91%, 10/01/2050	145,000	147,266
Cottage Health Obligated Group
3.30%, 11/01/2049	230,000	233,318
CVS Health Corp.
1.88%, 02/28/2031	320,000	299,834
2.70%, 08/21/2040	130,000	119,412
Hartford HealthCare Corp.
3.45%, 07/01/2054	490,000	482,460
HCA, Inc.
5.13%, 06/15/2039	245,000	292,724
5.25%, 06/15/2026	220,000	252,756
McKesson Corp.
0.90%, 12/03/2025	230,000	225,156
Memorial Health Services
3.45%, 11/01/2049	445,000	459,643
MultiCare Health System
2.80%, 08/15/2050	125,000	114,331
NYU Langone Hospitals
3.38%, 07/01/2055	190,000	183,521
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	89,294
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	42,394
Rush Obligated Group
3.92%, 11/15/2029	140,000	156,008
Texas Health Resources
2.33%, 11/15/2050	120,000	97,871
4.33%, 11/15/2055	250,000	301,051
UnitedHealth Group, Inc.
3.50%, 08/15/2039	310,000	332,919
4.63%, 07/15/2035	140,000	170,217
Universal Health Services, Inc.
2.65%, 10/15/2030 (A)	180,000	173,793
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	201,000	175,143

		5,462,153

Transamerica Series Trust	Page 8

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
4.70%, 12/09/2035, MTN	$ 105,000	$ 124,503
6.30%, 10/15/2037, MTN	63,000	87,165
Starbucks Corp.
2.55%, 11/15/2030	200,000	200,249

		411,917

Household Durables - 0.0% (G)
Lennar Corp.
4.50%, 04/30/2024	95,000	103,338

Independent Power & Renewable Electricity Producers - 0.0% (G)
Alexander Funding Trust
1.84%, 11/15/2023 (A)	200,000	203,052

Industrial Conglomerates - 0.2%
General Electric Co.
3.45%, 05/01/2027	120,000	130,298
3.63%, 05/01/2030 (E)	185,000	198,898
Roper Technologies, Inc.
1.40%, 09/15/2027	370,000	357,267
2.00%, 06/30/2030	150,000	142,751

		829,214

Insurance - 1.2%
AIA Group, Ltd.
3.20%, 09/16/2040 (A)	200,000	194,575
3.60%, 04/09/2029 (A)	200,000	214,808
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (A)	200,000	277,375
American International Group, Inc.
4.70%, 07/10/2035	100,000	117,360
Assurant, Inc.
4.20%, 09/27/2023	225,000	243,542
Athene Global Funding
0.95%, 01/08/2024 (A)	195,000	194,841
1.45%, 01/08/2026 (A)	150,000	147,555
2.95%, 11/12/2026 (A)	805,000	844,979
Berkshire Hathaway Finance Corp.
4.30%, 05/15/2043	83,000	97,623
4.40%, 05/15/2042	221,000	260,010
Brown & Brown, Inc.
2.38%, 03/15/2031	490,000	470,727
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026 (F), 4.00% (A) (D)	207,000	222,070
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (A)	42,000	48,614
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	130,000	127,024
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	100,000	112,165
Intact US Holdings, Inc.
4.60%, 11/09/2022	200,000	211,091
Jackson National Life Global Funding
3.05%, 04/29/2026 (A)	245,000	262,358
Liberty Mutual Group, Inc.
3.95%, 10/15/2050 (A)	230,000	236,538
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (D), 02/24/2032	270,000	296,489
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023 (A)	250,000	280,754
New York Life Insurance Co.
4.45%, 05/15/2069 (A)	210,000	246,891

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (D), 10/24/2067 (A)	$ 124,000	$ 133,852
Progressive Corp.
Fixed until 03/15/2023 (F), 5.38% (D)	140,000	145,642
Prudential Insurance Co. of America
8.30%, 07/01/2025 (A)	450,000	570,955
Teachers Insurance & Annuity Association of America
4.90%, 09/15/2044 (A)	100,000	121,217

		6,079,055

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
3.88%, 08/22/2037	230,000	262,088

IT Services - 0.1%
DXC Technology Co.
4.25%, 04/15/2024	86,000	93,175
Fiserv, Inc.
3.20%, 07/01/2026	135,000	145,520
4.40%, 07/01/2049	125,000	143,821
Global Payments, Inc.
4.15%, 08/15/2049	125,000	135,994
Leidos, Inc.
2.30%, 02/15/2031 (A)	125,000	117,920

		636,430

Leisure Products - 0.1%
Hasbro, Inc.
3.90%, 11/19/2029	334,000	358,974

Life Sciences Tools & Services - 0.0% (G)
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	77,000	82,402

Machinery - 0.2%
nVent Finance SARL
4.55%, 04/15/2028	187,000	197,859
Otis Worldwide Corp.
2.57%, 02/15/2030	350,000	352,277
Parker-Hannifin Corp.
4.10%, 03/01/2047	58,000	64,680
4.45%, 11/21/2044, MTN	85,000	98,283
Xylem, Inc.
2.25%, 01/30/2031	120,000	117,653
3.25%, 11/01/2026	33,000	35,832

		866,584

Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 04/01/2051	280,000	261,085
4.80%, 03/01/2050	250,000	267,438
6.83%, 10/23/2055	125,000	170,520
Comcast Corp.
1.50%, 02/15/2031	350,000	324,435
3.15%, 03/01/2026	208,000	225,676
3.20%, 07/15/2036	200,000	208,542
3.25%, 11/01/2039	235,000	241,577
3.45%, 02/01/2050	189,000	194,380
4.00%, 11/01/2049	150,000	167,767
4.20%, 08/15/2034	407,000	465,615
4.25%, 01/15/2033	223,000	257,895
4.60%, 10/15/2038	235,000	283,058

Transamerica Series Trust	Page 9

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Cox Communications, Inc.
1.80%, 10/01/2030 (A)	$ 55,000	$ 50,853
Discovery Communications LLC
4.00%, 09/15/2055 (A)	275,000	269,817
Fox Corp.
5.58%, 01/25/2049	180,000	228,847
SES SA
3.60%, 04/04/2023 (A)	100,000	105,247
Time Warner Cable LLC
6.55%, 05/01/2037	300,000	390,308
7.30%, 07/01/2038	100,000	138,635
ViacomCBS, Inc.
4.00%, 01/15/2026	83,000	91,397
4.38%, 03/15/2043	93,000	100,048
5.85%, 09/01/2043	80,000	102,605

		4,545,745

Metals & Mining - 0.6%
Anglo American Capital PLC
2.63%, 09/10/2030 (A)	265,000	259,559
3.95%, 09/10/2050 (A)	200,000	202,677
Barrick Gold Corp.
6.45%, 10/15/2035	40,000	52,613
Glencore Funding LLC
1.63%, 09/01/2025 (A) (E)	735,000	734,443
2.50%, 09/01/2030 (A)	780,000	749,520
4.13%, 05/30/2023 (A)	122,000	130,463
Nucor Corp.
2.98%, 12/15/2055 (A)	80,000	72,067
Reliance Steel & Aluminum Co.
1.30%, 08/15/2025	620,000	612,041
Steel Dynamics, Inc.
1.65%, 10/15/2027	184,000	180,316
3.45%, 04/15/2030	122,000	130,151

		3,123,850

Multi-Utilities - 0.2%
CMS Energy Corp.
2.95%, 02/15/2027	97,000	102,447
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	50,216
4.15%, 05/15/2045	150,000	165,606
Dominion Energy, Inc.
2.85%, 08/15/2026	61,000	64,712
5.25%, 08/01/2033	100,000	120,558
NiSource, Inc.
1.70%, 02/15/2031	200,000	185,096
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	54,055
6.50%, 08/01/2038	45,000	64,954
Public Service Co. of Oklahoma
6.63%, 11/15/2037	150,000	205,401
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	47,115
6.00%, 06/01/2026	50,000	60,355

		1,120,515

Multiline Retail - 0.2%
Dollar General Corp.
4.13%, 05/01/2028	85,000	95,155
Kohl’s Corp.
3.38%, 05/01/2031	399,000	399,327

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multiline Retail (continued)
Kohl’s Corp. (continued)
9.50%, 05/15/2025	$ 120,000	$ 155,542
Nordstrom, Inc.
4.25%, 08/01/2031 (A) (H)	298,000	297,748

		947,772

Oil, Gas & Consumable Fuels - 2.8%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (A)	191,000	211,307
Boardwalk Pipelines, LP
4.80%, 05/03/2029	145,000	160,195
BP Capital Markets America, Inc.
1.75%, 08/10/2030 (E)	310,000	292,653
2.77%, 11/10/2050	265,000	231,030
2.94%, 06/04/2051	80,000	71,179
Buckeye Partners, LP
5.85%, 11/15/2043	100,000	97,137
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	240,000	274,335
Chevron USA, Inc.
3.25%, 10/15/2029	180,000	193,866
3.90%, 11/15/2024	120,000	132,089
6.00%, 03/01/2041	200,000	276,763
ConocoPhillips
2.40%, 02/15/2031 (A)	135,000	132,599
Diamondback Energy, Inc.
3.25%, 12/01/2026	150,000	157,256
4.75%, 05/31/2025	340,000	379,806
Ecopetrol SA
4.13%, 01/16/2025	100,000	106,740
5.38%, 06/26/2026	116,000	130,080
5.88%, 09/18/2023	71,000	78,420
Enable Midstream Partners, LP
4.95%, 05/15/2028	80,000	88,143
Energy Transfer Operating, LP
4.75%, 01/15/2026	87,000	96,561
6.05%, 06/01/2041	225,000	256,455
Eni SpA
4.00%, 09/12/2023 (A)	200,000	214,909
5.70%, 10/01/2040 (A)	125,000	147,319
Eni USA, Inc.
7.30%, 11/15/2027	70,000	90,788
Enterprise Products Operating LLC
3.90%, 02/15/2024	158,000	171,199
4.45%, 02/15/2043	151,000	163,925
4.95%, 10/15/2054	46,000	52,783
5.10%, 02/15/2045	39,000	46,095
5.75%, 03/01/2035	200,000	241,980
7.55%, 04/15/2038	151,000	221,009
EQM Midstream Partners, LP
5.50%, 07/15/2028	250,000	262,435
EQT Corp.
3.90%, 10/01/2027	116,000	118,427
Exxon Mobil Corp.
2.99%, 03/19/2025	340,000	364,209
3.00%, 08/16/2039	300,000	291,762
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040 (A)	250,000	241,031
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (A)	145,000	147,587
2.60%, 10/15/2025 (A)	175,000	177,514
3.45%, 10/15/2027 (A)	370,000	381,661
Hess Corp.
6.00%, 01/15/2040	94,000	112,208
HollyFrontier Corp.
2.63%, 10/01/2023	265,000	273,041
5.88%, 04/01/2026	139,000	157,492

Transamerica Series Trust	Page 10

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.
2.00%, 02/15/2031 (E)	$ 140,000	$ 129,593
3.25%, 08/01/2050	170,000	148,147
Magellan Midstream Partners, LP
3.20%, 03/15/2025	68,000	71,348
4.20%, 12/01/2042	73,000	72,995
Marathon Petroleum Corp.
3.63%, 09/15/2024	145,000	156,708
4.50%, 05/01/2023	228,000	244,529
4.70%, 05/01/2025	135,000	152,129
MPLX, LP
2.65%, 08/15/2030	220,000	215,432
4.13%, 03/01/2027	104,000	115,396
4.50%, 04/15/2038	140,000	152,331
4.70%, 04/15/2048	16,000	17,216
5.20%, 03/01/2047	54,000	61,588
5.50%, 02/15/2049	135,000	158,184
ONEOK Partners, LP
3.38%, 10/01/2022	30,000	30,993
5.00%, 09/15/2023	65,000	70,681
6.65%, 10/01/2036	210,000	263,658
ONEOK, Inc.
3.40%, 09/01/2029	125,000	128,104
Phillips 66 Partners, LP
3.15%, 12/15/2029	175,000	177,396
3.55%, 10/01/2026	34,000	36,326
4.90%, 10/01/2046	72,000	78,152
Pioneer Natural Resources Co.
1.90%, 08/15/2030	280,000	260,146
Plains All American Pipeline, LP / PAA Finance Corp.
4.30%, 01/31/2043	100,000	91,558
4.65%, 10/15/2025	250,000	273,826
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (A)	200,000	201,339
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (A)	69,000	78,391
8.00%, 03/01/2032	56,000	76,450
Spectra Energy Partners, LP
5.95%, 09/25/2043	63,000	77,853
Suncor Energy, Inc.
5.95%, 12/01/2034	140,000	174,997
6.80%, 05/15/2038	50,000	68,383
7.88%, 06/15/2026	168,000	214,270
Sunoco Logistics Partners Operations, LP
4.95%, 01/15/2043	198,000	200,910
5.30%, 04/01/2044	50,000	52,502
TC PipeLines, LP
3.90%, 05/25/2027	70,000	75,894
4.38%, 03/13/2025 (E)	650,000	719,511
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (A)	320,000	318,405
Total Capital International SA
2.99%, 06/29/2041	350,000	334,747
3.13%, 05/29/2050	305,000	286,202
3.46%, 07/12/2049	285,000	284,909
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026 (E)	162,000	186,332
6.20%, 10/15/2037	100,000	129,402
Valero Energy Corp.
1.20%, 03/15/2024	250,000	250,682
2.15%, 09/15/2027	220,000	215,438
2.70%, 04/15/2023	180,000	186,908

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.
3.90%, 01/15/2025	$ 68,000	$ 73,631
4.85%, 03/01/2048	133,000	147,263

		14,704,843

Personal Products - 0.1%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	467,000	480,844

Pharmaceuticals - 0.9%
AstraZeneca PLC
2.13%, 08/06/2050 (E)	140,000	112,942
4.00%, 09/18/2042	80,000	88,794
6.45%, 09/15/2037	100,000	141,664
Baxalta, Inc.
3.60%, 06/23/2022	20,000	20,652
5.25%, 06/23/2045	9,000	11,574
Bristol-Myers Squibb Co.
1.13%, 11/13/2027 (E)	140,000	135,268
1.45%, 11/13/2030	80,000	74,654
3.90%, 02/20/2028	200,000	224,796
4.13%, 06/15/2039	179,000	207,406
5.00%, 08/15/2045	247,000	316,443
Mylan, Inc.
5.40%, 11/29/2043	50,000	58,600
Royalty Pharma PLC
0.75%, 09/02/2023 (A)	250,000	249,740
1.20%, 09/02/2025 (A)	250,000	244,728
1.75%, 09/02/2027 (A)	250,000	242,631
3.30%, 09/02/2040 (A)	205,000	197,134
3.55%, 09/02/2050 (A)	210,000	199,498
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	111,000	116,629
3.20%, 09/23/2026	319,000	343,517
Takeda Pharmaceutical Co., Ltd.
3.03%, 07/09/2040	230,000	222,065
3.18%, 07/09/2050	220,000	208,451
3.38%, 07/09/2060	200,000	191,280
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	70,000	77,071
Viatris, Inc.
2.30%, 06/22/2027 (A)	636,000	639,521
Zoetis, Inc.
2.00%, 05/15/2030	200,000	192,543

		4,517,601

Professional Services - 0.1%
IHS Markit, Ltd.
4.25%, 05/01/2029	346,000	390,110

Road & Rail - 0.9%
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026 (A)	150,000	143,416
2.88%, 02/15/2025 (A)	250,000	248,991
3.63%, 05/01/2022 (A)	155,000	158,059
4.25%, 04/15/2026 (A)	195,000	204,158
4.38%, 05/01/2026 (A)	315,000	329,157
5.50%, 01/15/2023 - 01/15/2026 (A)	850,000	921,258
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	93,000	97,055
4.38%, 09/01/2042	88,000	102,267
5.15%, 09/01/2043	154,000	197,553
6.15%, 05/01/2037	70,000	97,080
CSX Corp.
3.35%, 09/15/2049	30,000	29,353
4.75%, 11/15/2048	100,000	119,857

Transamerica Series Trust	Page 11

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Kansas City Southern
4.70%, 05/01/2048	$ 196,000	$ 229,886
Norfolk Southern Corp.
3.95%, 10/01/2042	35,000	38,313
4.05%, 08/15/2052	150,000	163,615
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023 (A)	365,000	381,187
5.25%, 08/15/2022 (A)	890,000	934,316
5.50%, 02/15/2024 (A)	175,000	190,218
Union Pacific Corp.
4.10%, 09/15/2067	80,000	85,371
Union Pacific Railroad Co. Pass-Through Trust
4.70%, 01/02/2024	4,277	4,411

		4,675,521

Semiconductors & Semiconductor Equipment - 0.4%
Analog Devices, Inc.
4.50%, 12/05/2036	140,000	154,389
Broadcom, Inc.
1.95%, 02/15/2028 (A)	596,000	582,188
4.25%, 04/15/2026	300,000	332,836
4.75%, 04/15/2029	670,000	752,694
Microchip Technology, Inc.
0.97%, 02/15/2024 (A)	330,000	329,362

		2,151,469

Software - 0.4%
Citrix Systems, Inc.
1.25%, 03/01/2026	95,000	93,350
Microsoft Corp.
3.04%, 03/17/2062	172,000	168,001
3.50%, 02/12/2035	185,000	206,481
Oracle Corp.
2.30%, 03/25/2028	540,000	545,998
3.60%, 04/01/2040	400,000	401,580
3.85%, 07/15/2036	129,000	136,574
3.90%, 05/15/2035	111,000	119,543
4.30%, 07/08/2034	23,000	25,854
VMware, Inc.
2.95%, 08/21/2022	288,000	296,992

		1,994,373

Specialty Retail - 0.1%
AutoZone, Inc.
1.65%, 01/15/2031	180,000	164,648
Lowe’s Cos., Inc.
1.30%, 04/15/2028	110,000	104,409
3.65%, 04/05/2029	225,000	246,135
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	124,000	135,475

		650,667

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
3.45%, 02/09/2045	226,000	238,578
3.75%, 11/13/2047	50,000	54,691
3.85%, 08/04/2046	181,000	202,606
Dell International LLC / EMC Corp.
5.45%, 06/15/2023 (A)	130,000	142,066
6.02%, 06/15/2026 (A)	340,000	402,338
HP, Inc.
3.00%, 06/17/2027	170,000	179,562

		1,219,841

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.2%
Altria Group, Inc.
2.45%, 02/04/2032	$ 410,000	$ 389,615
BAT Capital Corp.
2.26%, 03/25/2028	225,000	221,356
3.73%, 09/25/2040	150,000	143,064
3.98%, 09/25/2050	235,000	220,060
4.54%, 08/15/2047	55,000	55,233
BAT International Finance PLC
1.67%, 03/25/2026	170,000	168,202

		1,197,530

Trading Companies & Distributors - 0.4%
Air Lease Corp.
2.88%, 01/15/2026, MTN	240,000	248,923
3.25%, 03/01/2025 - 10/01/2029	604,000	615,368
3.38%, 07/01/2025	395,000	417,075
BOC Aviation, Ltd.
2.38%, 09/15/2021 (A)	200,000	200,770
2.75%, 09/18/2022 (A)	200,000	203,942
International Lease Finance Corp.
5.88%, 08/15/2022	200,000	213,869
8.63%, 01/15/2022	200,000	212,205

		2,112,152

Transportation Infrastructure - 0.0% (G)
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.70%, 03/14/2023 (A)	100,000	103,709

Water Utilities - 0.1%
American Water Capital Corp.
2.80%, 05/01/2030	316,000	324,761
3.45%, 06/01/2029	85,000	92,159
4.00%, 12/01/2046	86,000	94,377

		511,297

Wireless Telecommunication Services - 0.5%
America Movil SAB de CV
3.63%, 04/22/2029	290,000	311,297
4.38%, 04/22/2049	200,000	230,294
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	125,000	125,745
T-Mobile USA, Inc.
1.50%, 02/15/2026 (A)	175,000	173,292
2.05%, 02/15/2028 (A)	400,000	392,876
3.00%, 02/15/2041 (A)	505,000	472,814
3.75%, 04/15/2027 (A)	540,000	590,241
Vodafone Group PLC
4.88%, 06/19/2049	210,000	248,970
5.25%, 05/30/2048	172,000	214,388

		2,759,917

Total Corporate Debt Securities (Cost $161,759,426)		167,250,854

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	212,618
5.00%, 06/15/2045	200,000	212,630
7.38%, 09/18/2037	100,000	132,000

		557,248

Transamerica Series Trust	Page 12

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel - 0.4%
Israel Government AID Bond
Zero Coupon, 08/15/2025	$ 1,000,000	$ 945,139
5.50%, 09/18/2033	100,000	136,839
Israel Government AID Bond, Principal Only STRIPS
Zero Coupon, 08/15/2023	1,000,000	985,245

		2,067,223

Mexico - 0.5%
Mexico Government International Bond
2.66%, 05/24/2031	289,000	272,336
3.75%, 01/11/2028	210,000	224,417
3.77%, 05/24/2061	217,000	190,977
4.13%, 01/21/2026 (E)	200,000	222,078
4.35%, 01/15/2047	104,000	102,755
4.50%, 01/31/2050	740,000	746,490
4.60%, 01/23/2046	448,000	456,104
4.75%, 03/08/2044, MTN	60,000	63,010

		2,278,167

Panama - 0.1%
Panama Government International Bond
3.87%, 07/23/2060	385,000	379,671
4.50%, 04/16/2050	200,000	219,990

		599,661

Peru - 0.0% (G)
Peru Government International Bond
5.63%, 11/18/2050	36,000	47,484

Saudi Arabia - 0.0% (G)
Saudi Arabia Government International Bond
2.25%, 02/02/2033 (A)	200,000	188,292

Total Foreign Government Obligations (Cost $5,644,960)		5,738,075

MORTGAGE-BACKED SECURITIES - 7.2%
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	142,000	142,849
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	106,497	105,986
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	31,522	29,630
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
(1.00) * 1-Month LIBOR + 4.75%, 4.64% (D), 07/25/2035	180,231	22,372
Series 2005-22T1, Class A2,
(1.00) * 1-Month LIBOR + 5.07%, 4.96% (D), 06/25/2035	407,456	58,933
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	100,000	103,713
Series 2014-520M, Class C,
4.21% (D), 08/15/2046 (A)	200,000	201,854
Banc of America Funding Trust
Series 2005-E, Class 4A1,
3.00% (D), 03/20/2035	3,597	3,660

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1,
03/25/2034	$ 12,790	$ 10,095
Series 2005-7, Class 30,
11/25/2035	13,191	12,180
Series 2005-8, Class 30,
01/25/2036	5,111	3,762
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
2.73% (D), 11/25/2033	19,009	19,308
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	550,000	575,648
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	67,000	66,650
Bear Stearns ARM Trust
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 2.37% (D), 02/25/2036	23,951	24,801
BVRT Financing Trust
Series 2020-3F, Class A,
3.15% (D), 11/10/2022 (A) (B) (C) (I)	1,040,174	1,040,174
CD Mortgage Trust
Series 2006-CD3, Class AM,
5.65%, 10/15/2048	115,628	118,677
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
2.81% (D), 02/25/2037	32,420	32,887
Series 2007-A2, Class 2A1,
2.75% (D), 06/25/2035	17,448	17,724
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	36,989	37,379
Series 2004-3, Class A4,
5.75%, 04/25/2034	22,193	22,480
Series 2004-7, Class 2A1,
3.49% (D), 06/25/2034	11,336	11,464
Series 2004-8, Class 2A1,
4.50%, 06/25/2019 (C)	259	273
Series 2004-HYB1, Class 2A,
2.55% (D), 05/20/2034	8,242	8,447
Series 2005-22, Class 2A1,
2.67% (D), 11/25/2035	68,069	64,901
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5,
5.25%, 10/25/2033	5,045	5,145
COMM Mortgage Trust
Series 2013-SFS, Class A2,
2.99% (D), 04/12/2035 (A)	125,000	128,201
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	464,221
Series 2018-HOME, Class A,
3.82% (D), 04/10/2033 (A)	1,160,000	1,243,168
Series 2020-CBM, Class C,
3.40%, 02/10/2037 (A)	880,000	864,985
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	11,714	12,032
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	2,274	2,091
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	16,228	16,534
FMC GMSR Issuer Trust
3.69%, 02/25/2024	1,765,000	1,761,195

Transamerica Series Trust	Page 13

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
FMC GMSR Issuer Trust (continued)
Series 2020-GT1, Class A,
4.45% (D), 01/25/2026 (A)	$ 1,100,000	$ 1,091,277
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (A)	750,000	760,643
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
1-Month LIBOR + 0.35%, 0.46% (D), 03/25/2035 (A)	112,793	104,720
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 0.46% (D), 09/25/2035 (A)	73,881	62,219
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	30,913	32,045
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	16,184	16,554
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	27,525	28,614
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	48,145	34,293
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (D), 11/25/2024 (A)	1,135,000	1,144,015
Series 2018-RPL1, Class A,
3.88% (D), 08/25/2024 (A)	1,160,000	1,168,989
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 0.46% (D), 05/25/2036	29,453	29,433
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 0.46% (D), 08/25/2036	2,502	2,510
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (A)	765,000	809,967
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.29% (D), 05/15/2045 (J)	34,444	0
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3,
2.53% (D), 11/25/2033	12,849	13,422
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (A)	154,000	170,124
LHOME Mortgage Trust
Series 2019-RTL2, Class A1,
3.84%, 03/25/2024 (A)	770,000	775,225
Series 2019-RTL3, Class A1,
3.87%, 07/25/2024 (A)	1,360,000	1,373,413
Series 2021-RTL1, Class A1,
2.09% (D), 09/25/2026 (A)	495,000	494,651
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.99% (D), 04/21/2034	17,654	17,695
Series 2004-13, Class 3A7,
3.18% (D), 11/21/2034	10,081	10,180
Series 2004-3, Class 4A2,
4.20% (D), 04/25/2034	7,203	7,226
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1,
4.50%, 09/25/2019	1,105	1,105
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
Zero Coupon, 05/28/2035 (A)	7,647	5,711

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 0.73% (D), 10/25/2028	$ 144,872	$ 146,634
Series 2004-1, Class 2A1,
2.19% (D), 12/25/2034	32,425	33,068
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 0.34% (D), 04/25/2029	98,300	97,890
MRCD Mortgage Trust
Series 2019-PARK, Class A,
2.72%, 12/15/2036 (A)	1,020,000	1,061,170
Series 2019-PARK, Class D,
2.72%, 12/15/2036 (A)	890,000	891,253
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	6,064	6,124
Series 2003-A1, Class A5,
7.00%, 04/25/2033	10,075	10,329
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X,
6.00%, 05/25/2037	97,619	21,663
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1,
2.24% (D), 09/27/2060 (A)	1,300,000	1,300,680
PRPM LLC
Series 2021-1, Class A1,
2.12% (D), 01/25/2026 (A)	993,615	993,413
Series 2021-2, Class A1,
2.12% (D), 03/25/2026 (A)	790,000	789,956
RALI Trust
Series 2002-QS16, Class A3,
(2.09) * 1-Month LIBOR + 16.62%, 16.40% (D), 10/25/2017	45	40
Series 2004-QS3, Class CB,
5.00%, 03/25/2019	206	206
RBS Commercial Funding, Inc. Trust
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (A)	160,000	164,071
RCO V Mortgage LLC
Series 2020-1, Class A1,
3.10% (D), 09/25/2025 (A)	965,837	973,514
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT,
3.50%, 07/25/2058	1,151,946	1,248,010
Series 2019-3, Class MB,
3.50%, 10/25/2058	573,235	632,930
Series 2019-4, Class M55D,
4.00%, 02/25/2059	982,908	1,080,273
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 0.87% (D), 04/20/2033	60,563	61,367
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 0.71% (D), 12/20/2034	58,253	59,655
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 0.81% (D), 09/20/2034	133,285	133,669
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 0.79% (D), 10/20/2034	92,822	92,409

Transamerica Series Trust	Page 14

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
2.58% (D), 02/25/2034	$ 122,497	$ 124,570
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 0.81% (D), 01/19/2034	171,623	171,310
Series 2004-AR1, Class 1A1,
1-Month LIBOR + 0.70%, 0.81% (D), 03/19/2034	137,569	137,337
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 0.77% (D), 10/19/2034	26,030	25,553
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.50%, 0.61% (D), 07/19/2035	71,673	72,568
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A,
2.17% (D), 12/25/2044	39,307	39,549
Toorak Mortgage Corp., Ltd.
Series 2019-2, Class A1,
3.72% (D), 09/25/2022	946,000	959,441
TVC Mortgage Trust
Series 2020-RTL1, Class A1,
3.47%, 09/25/2024 (A)	1,600,000	1,611,052
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	231,000	232,761
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	130,000	133,374
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	297,961
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.28% (D), 05/10/2063 (A)	698,119	8,560
V.M. Jog Engineering, Ltd.
Series 2017, Class A,
1-Month LIBOR + 4.60%, 6.56% (D), 12/15/2021	654,545	654,545
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (A)	544,235	559,330
VOLT XCII LLC
Series 2021-NPL1, Class A1,
1.89% (D), 02/27/2051 (A)	461,471	461,377
VOLT XCIII LLC
Series 2021-NPL2, Class A1,
1.89% (D), 02/27/2051 (A)	1,638,427	1,629,704
VOLT XCIV LLC
Series 2021-NPL3, Class A1,
2.24% (D), 02/27/2051 (A)	1,190,429	1,189,441
VOLT XCVI LLC
Series 2021-NPL5, Class A1,
2.12% (D), 03/27/2051 (A)	957,448	956,320
VOLT XCVII LLC
Series 2021-NPL6, Class A1,
2.24% (D), 04/25/2051 (A)	1,000,000	999,528
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.00% (D), 03/15/2045 (A)	49,020	1

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
2.78% (D), 10/25/2033	$ 41,381	$ 41,787
Series 2003-AR6, Class A1,
3.07% (D), 06/25/2033	12,428	12,884
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	35,509	36,305
Series 2003-S9, Class A8,
5.25%, 10/25/2033	24,643	25,234
Series 2004-AR3, Class A2,
3.54% (D), 06/25/2034	6,944	7,137
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-4, Class CB7,
5.50%, 06/25/2035	85,302	85,963
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
(1.00) * 1-Month LIBOR + 5.05%, 4.94% (D), 04/25/2035	276,138	34,773
Series 2005-3, Class CX,
5.50%, 05/25/2035	102,733	17,436
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P,
Zero Coupon, 03/25/2033	323	283
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,103,000	1,162,427
Series 2021-SAVE, Class A,
1-Month LIBOR + 1.15%, 1.26% (D), 02/15/2040 (A)	605,000	606,495

Total Mortgage-Backed Securities (Cost $36,810,181)		37,480,780

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
6.58%, 05/15/2039	65,000	84,451
University of California Regents Medical Center Pooled Revenue, Revenue Bonds,
3.71%, 05/15/2120	370,000	354,994

		439,445

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	225,000	277,296
5.65%, 11/01/2040	155,000	208,861

		486,157

Ohio - 0.0% (G)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	106,000	126,908
4.80%, 06/01/2111	130,000	166,957

		293,865

Total Municipal Government Obligations (Cost $1,076,095)		1,219,467

Transamerica Series Trust	Page 15

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.7%
Federal Home Loan Mortgage Corp.
1-Month LIBOR + 0.55%, 0.66% (D), 07/15/2042 - 03/15/2044	$ 871,360	$ 877,551
6-Month LIBOR + 1.68%, 1.93% (D), 08/01/2036	16,753	17,471
6-Month LIBOR + 1.73%, 1.98% (D), 10/01/2036	17,110	17,843
6-Month LIBOR + 1.76%, 2.01% (D), 07/01/2036	25,593	26,691
12-Month LIBOR + 1.69%, 2.07% (D), 12/01/2036	2,493	2,500
12-Month LIBOR + 1.67%, 2.07% (D), 11/01/2036	17,323	17,531
6-Month LIBOR + 1.93%, 2.18% (D), 03/01/2037	11,300	11,865
6-Month LIBOR + 2.11%, 2.36% (D), 02/01/2037	13,225	13,521
1-Year CMT + 2.25%, 2.38% (D), 01/01/2035	18,594	19,811
1-Year CMT + 2.36%, 2.48% (D), 10/01/2036	15,131	15,294
1-Year CMT + 2.25%, 2.49% (D), 02/01/2036	36,738	38,663
1-Year CMT + 2.37%, 2.62% (D), 09/01/2034	24,991	26,650
3.00%, 08/15/2042 - 01/15/2044	1,615,390	1,659,020
12-Month LIBOR + 1.93%, 3.36% (D), 06/01/2036	48,471	51,581
3.50%, 01/01/2032 - 06/01/2043	1,514,581	1,634,860
1-Year CMT + 2.25%, 3.75% (D), 05/01/2036	11,724	12,519
4.00%, 06/01/2042 - 04/01/2049	2,304,052	2,522,439
4.50%, 05/01/2041 - 06/01/2048	909,790	1,008,150
5.50%, 08/01/2038	19,493	22,910
6.00%, 01/01/2034 - 12/01/2034	52,732	56,704
6.50%, 11/01/2036	12,632	14,859
7.00%, 01/01/2031	37,666	42,571
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.70%, 0.82% (D), 09/25/2022	13,520	13,538
2.62%, 01/25/2023	1,250,000	1,300,325
2.72%, 07/25/2026	896,000	947,465
2.77%, 05/25/2025	750,000	804,754
2.81%, 09/25/2024	591,000	628,673
2.93%, 01/25/2023	361,225	374,641
2.97% (D), 04/25/2028	465,000	496,396
3.08%, 01/25/2031	1,179,000	1,285,820
3.30% (D), 11/25/2027	553,000	612,744
3.69%, 01/25/2029	133,000	151,135
3.85% (D), 05/25/2028	1,340,000	1,530,452
3.90% (D), 08/25/2028	860,000	989,379
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.46% (D), 06/15/2043	625,387	629,488
1-Month LIBOR + 0.40%, 0.51% (D), 10/15/2041	170,266	171,100
1-Month LIBOR + 0.40%, 0.52% (D), 07/15/2037	105,694	105,696
1-Month LIBOR + 0.44%, 0.55% (D), 02/15/2037	5,803	5,855
1-Month LIBOR + 0.55%, 0.66% (D), 08/15/2037	375,559	377,185

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
1-Month LIBOR + 0.68%, 0.79% (D), 11/15/2037	$ 175,817	$ 179,350
3.50%, 03/15/2035	2,000,000	2,208,059
4.00%, 12/15/2041	200,716	222,413
5.00%, 12/15/2022 - 05/15/2041	463,041	529,892
5.50%, 12/15/2022 - 05/15/2038	345,183	398,915
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (D), 05/15/2041	45,304	48,190
6.00%, 05/15/2027 - 04/15/2036	645,122	740,588
6.38%, 03/15/2032	51,521	60,306
6.40%, 11/15/2023	8,429	8,848
6.50%, 08/15/2031 - 07/15/2036	299,237	348,845
7.00%, 03/15/2024 - 05/15/2032	425,683	497,782
7.25%, 09/15/2030 - 12/15/2030	108,236	129,100
7.50%, 02/15/2023 - 08/15/2030	31,895	35,998
8.00%, 01/15/2030	86,699	104,358
(1.25) * 1-Month LIBOR + 10.13%, 9.99% (D), 07/15/2032	29,321	34,326
(2.00) * 1-Month LIBOR + 13.29%, 13.07% (D), 07/15/2033	22,640	29,450
(1.83) * 1-Month LIBOR + 14.76%, 14.56% (D), 09/15/2033	4,552	5,987
(3.33) * 1-Month LIBOR + 17.50%, 17.15% (D), 02/15/2040	51,289	69,946
(3.67) * 1-Month LIBOR + 24.49%, 24.10% (D), 06/15/2034	14,213	17,333
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
2.34% (D), 01/15/2040	48,533	2,296
(1.00) * 1-Month LIBOR + 6.00%, 5.89% (D), 11/15/2037 - 02/15/2039	72,668	13,038
(1.00) * 1-Month LIBOR + 6.20%, 6.09% (D), 06/15/2038	143,898	22,213
(1.00) * 1-Month LIBOR + 6.37%, 6.26% (D), 10/15/2037	317,627	71,422
(1.00) * 1-Month LIBOR + 6.42%, 6.31% (D), 11/15/2037	32,949	6,031
(1.00) * 1-Month LIBOR + 6.80%, 6.69% (D), 04/15/2038	30,926	7,319
(1.00) * 1-Month LIBOR + 7.10%, 6.99% (D), 07/15/2036	9,512	1,916
(1.00) * 1-Month LIBOR + 8.00%, 7.89% (D), 03/15/2032	18,984	3,319
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
12/15/2032 - 01/15/2040	122,567	112,400
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 1.46% (D), 10/25/2044	120,306	122,067
4.58% (D), 07/25/2032	116,966	130,509
6.50%, 02/25/2043	115,423	135,362
7.00%, 02/25/2043	34,848	41,291
7.50% (D), 08/25/2042	51,801	64,639
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	26,671	5,019
Federal National Mortgage Association
1-Month LIBOR + 0.26%, 0.37% (D), 11/25/2046	86,244	85,651
1-Month LIBOR + 0.35%, 0.47% (D), 09/25/2042	320,016	321,834
1-Month LIBOR + 0.48%, 0.60% (D), 09/01/2024	871,895	870,309
1-Month LIBOR + 0.55%, 0.66% (D), 08/25/2042	223,341	222,720

Transamerica Series Trust	Page 16

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
0.67%, 10/25/2030	$ 442,592	$ 430,960
0.75%, 09/25/2028	1,551,260	1,493,521
1.00%, 11/25/2033	917,950	898,794
1-Month LIBOR + 0.93%, 1.04% (D), 11/25/2022	129,842	130,092
1.20%, 10/25/2030	145,000	141,004
1.50%, 01/01/2031	1,000,000	962,787
1.59%, 11/25/2028	400,000	394,330
12-Month LIBOR + 1.79%, 2.16% (D), 01/01/2038	6,585	6,579
2.38%, 10/01/2026	975,047	1,029,871
2.41%, 11/01/2029	1,653,106	1,727,461
2.42%, 10/01/2029	1,400,000	1,462,436
2.46%, 02/01/2023	809,090	834,159
2.49%, 05/25/2026	1,000,000	1,053,761
1-Year CMT + 2.23%, 2.64% (D), 01/01/2036	14,911	15,831
2.70% (D), 04/01/2023	841,555	869,485
2.70%, 07/01/2026	1,464,536	1,564,758
2.79% (D), 06/01/2023	706,780	732,581
2.92%, 12/01/2024	978,599	1,047,197
2.98%, 08/25/2029	733,000	792,433
3.00%, 01/01/2043	413,749	441,089
3.02% (D), 08/25/2024	571,473	609,847
3.03%, 12/01/2021	407,613	410,111
3.05% (D), 03/25/2028	546,000	597,905
3.08%, 01/01/2028	2,000,000	2,178,235
3.08% (D), 06/25/2027	990,997	1,080,577
3.09% (D), 04/25/2027 - 02/25/2030	1,553,625	1,694,430
3.10%, 09/01/2025	962,021	1,043,250
3.12%, 11/01/2026	943,489	1,028,337
3.16% (D), 04/25/2029	937,000	1,032,443
3.24%, 10/01/2026	883,020	964,392
3.29%, 08/01/2026	1,485,005	1,617,992
3.30%, 12/01/2026	948,251	1,040,227
3.33%, 05/01/2028	2,005,125	2,214,426
3.34%, 02/01/2027	1,000,000	1,099,187
3.36%, 12/01/2027	1,006,157	1,111,052
3.37% (D), 07/25/2028	997,000	1,116,150
3.38%, 12/01/2023	1,419,351	1,523,394
3.42%, 05/01/2024	600,000	647,425
3.45%, 01/01/2024	933,405	1,000,759
3.50%, 08/01/2032 - 03/01/2060	3,789,385	4,116,810
3.55% (D), 09/25/2028	1,000,000	1,126,017
3.64% (D), 08/25/2030	1,100,000	1,256,867
3.74%, 07/01/2023	466,509	493,315
3.76%, 06/25/2021 - 12/01/2035	1,497,643	1,692,658
3.81%, 12/01/2028	730,000	834,767
3.86%, 07/01/2021	829,280	828,997
3.94%, 07/01/2021	500,000	501,317
3.97%, 07/01/2021	424,561	424,461
3.98%, 08/01/2021	834,356	834,161
4.00%, 07/01/2042 - 08/01/2048	2,708,778	2,965,962
4.02%, 08/01/2021	1,053,901	1,053,655
4.05%, 08/01/2021	670,124	669,968
4.06%, 07/01/2021	925,143	924,915
4.45% (D), 06/01/2021	96,362	96,355
4.45%, 07/01/2026	424,561	475,025
5.00%, 05/01/2023 - 06/01/2048	682,269	759,277
5.50%, 07/01/2022 - 05/01/2036	87,527	97,749
6.00%, 12/01/2032 - 11/01/2037	216,492	250,432
6.50%, 12/01/2022 - 10/01/2036	34,718	39,973
8.00%, 11/01/2037	3,532	3,893
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.25%, 0.41% (D), 06/27/2036	17,155	16,901

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
1-Month LIBOR + 0.30%, 0.41% (D), 08/25/2041	$ 87,686	$ 87,606
1-Month LIBOR + 0.35%, 0.46% (D), 04/25/2035 - 08/25/2036	51,050	51,363
1-Month LIBOR + 0.40%, 0.51% (D), 10/25/2042	263,508	266,113
1-Month LIBOR + 0.50%, 0.61% (D), 05/25/2035 - 10/25/2042	533,939	539,595
3.00%, 01/25/2046	352,489	378,859
4.00%, 10/25/2025 - 04/25/2033	524,539	550,737
4.50%, 07/25/2029	1,000,000	1,120,215
5.00%, 07/25/2033 - 08/25/2040	1,121,405	1,314,859
5.08% (D), 12/25/2042	81,421	88,735
5.50%, 04/25/2023 - 07/25/2038	655,165	726,224
5.63% (D), 12/25/2042	43,818	48,502
5.70% (D), 10/25/2042	15,394	17,575
5.75%, 06/25/2033	119,481	135,668
6.00% (D), 07/25/2023	24,443	25,706
6.00%, 11/25/2032 - 11/25/2039	236,961	270,937
6.50%, 02/25/2022 - 05/25/2044	275,962	326,443
7.00%, 03/25/2031 - 11/25/2041	455,058	548,529
(1.33) * 1-Month LIBOR + 7.47%, 7.31% (D), 08/25/2033	38,007	41,830
8.00%, 05/25/2022	1,404	1,447
(6.67) * 1-Month LIBOR + 54.00%, 10.00% (D), 03/25/2032	2,271	2,746
(1.88) * 1-Month LIBOR + 11.28%, 11.07% (D), 07/25/2035	56,033	69,021
(1.67) * 1-Month LIBOR + 12.50%, 12.32% (D), 09/25/2033	6,081	7,291
(2.50) * 1-Month LIBOR + 13.75%, 13.46% (D), 07/25/2033	14,420	18,035
(2.00) * 1-Month LIBOR + 14.00%, 13.78% (D), 03/25/2038	4,392	5,222
(1.83) * 1-Month LIBOR + 14.48%, 14.28% (D), 12/25/2032	3,569	4,391
(2.00) * 1-Month LIBOR + 15.50%, 15.28% (D), 11/25/2031	14,196	18,257
(2.75) * 1-Month LIBOR + 16.50%, 16.20% (D), 05/25/2034	11,735	15,361
(2.50) * 1-Month LIBOR + 17.38%, 17.10% (D), 07/25/2035	45,096	61,979
(2.75) * 1-Month LIBOR + 19.53%, 19.23% (D), 04/25/2034 - 05/25/2034	73,181	104,754
(3.50) * 1-Month LIBOR + 23.10%, 22.72% (D), 06/25/2035	13,994	15,460
(4.00) * 1-Month LIBOR + 24.00%, 23.57% (D), 05/25/2034	6,033	8,894
(3.67) * 1-Month LIBOR + 24.57%, 24.17% (D), 03/25/2036	13,273	20,539
(3.25) * 1-Month LIBOR + 25.19%, 24.83% (D), 02/25/2032	1,666	2,523
(4.00) * 1-Month LIBOR + 26.20%, 25.77% (D), 10/25/2036	4,685	7,197
(4.00) * 1-Month LIBOR + 26.56%, 26.13% (D), 12/25/2036	4,790	7,281
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.92% (D), 08/25/2042	217,206	4,118
1.52% (D), 01/25/2038	21,103	921
2.26% (D), 04/25/2041	35,133	2,356
(1.00) * 1-Month LIBOR + 5.85%, 5.74% (D), 09/25/2038	101,323	17,548
(1.00) * 1-Month LIBOR + 5.91%, 5.80% (D), 02/25/2038	47,439	9,117

Transamerica Series Trust	Page 17

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.10%, 5.99% (D), 06/25/2037	$ 22,491	$ 3,404
(1.00) * 1-Month LIBOR + 6.18%, 6.07% (D), 12/25/2039	8,138	1,289
(1.00) * 1-Month LIBOR + 6.20%, 6.09% (D), 03/25/2038	8,797	1,460
(1.00) * 1-Month LIBOR + 6.42%, 6.31% (D), 04/25/2040	15,766	2,546
(1.00) * 1-Month LIBOR + 6.50%, 6.39% (D), 06/25/2023	406	5
(1.00) * 1-Month LIBOR + 6.53%, 6.42% (D), 01/25/2041	199,618	46,392
(1.00) * 1-Month LIBOR + 6.54%, 6.43% (D), 09/25/2037	32,875	7,025
(1.00) * 1-Month LIBOR + 6.55%, 6.44% (D), 02/25/2039	21,212	4,680
(1.00) * 1-Month LIBOR + 6.58%, 6.47% (D), 06/25/2036	21,336	4,090
6.50%, 05/25/2033	16,257	3,326
(1.00) * 1-Month LIBOR + 6.70%, 6.59% (D), 03/25/2036	393,747	82,282
7.00%, 06/25/2033	22,038	4,402
(1.00) * 1-Month LIBOR + 7.15%, 7.04% (D), 07/25/2037	59,911	15,012
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2032 - 12/25/2043	1,195,035	1,055,103
Federal National Mortgage Association, Interest Only STRIPS
1.92% (D), 10/25/2030	2,571,956	295,047
1.99% (D), 11/25/2028	1,710,000	219,093
2.01% (D), 11/25/2033	4,067,946	566,193
2.02% (D), 07/25/2030	7,065,651	940,141
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 01/25/2033	30,510	28,969
FREMF Mortgage Trust
3.58% (D), 11/25/2049 (A)	529,000	565,733
3.68% (D), 01/25/2048 (A)	760,000	822,778
3.85% (D), 07/25/2049 (A)	420,000	442,759
4.07% (D), 11/25/2047 (A)	490,000	521,619
Government National Mortgage Association
1-Month LIBOR + 0.30%, 0.42% (D), 08/20/2060	709	709
1-Month LIBOR + 0.34%, 0.46% (D), 12/20/2062	190,259	190,400
1-Month LIBOR + 0.40%, 0.52% (D), 12/20/2060	428,276	429,172
1-Month LIBOR + 0.41%, 0.53% (D), 03/20/2063	439,063	440,007
1-Month LIBOR + 0.43%, 0.55% (D), 04/20/2060	2,560	2,567
1-Month LIBOR + 0.45%, 0.57% (D), 03/20/2060 - 08/20/2067	1,065,813	1,068,778
1-Month LIBOR + 0.47%, 0.59% (D), 07/20/2064 - 08/20/2065	2,266,580	2,276,640
1-Month LIBOR + 0.48%, 0.60% (D), 02/20/2065	951,269	949,094
1-Month LIBOR + 0.50%, 0.62% (D), 06/20/2064 - 07/20/2064	2,546,667	2,560,524
1-Month LIBOR + 0.52%, 0.63% (D), 10/20/2062	182,611	183,308
1-Month LIBOR + 0.52%, 0.64% (D), 09/20/2065	467,330	470,565
1-Month LIBOR + 0.55%, 0.67% (D), 07/20/2062	496	499

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1-Month LIBOR + 0.58%, 0.70% (D), 09/20/2062 - 05/20/2066	$ 279,379	$ 280,408
1-Month LIBOR + 0.65%, 0.77% (D), 01/20/2064 - 03/20/2064	1,750,757	1,763,423
1-Month LIBOR + 0.66%, 0.78% (D), 12/20/2065	376,221	380,709
1-Month LIBOR + 0.70%, 0.82% (D), 05/20/2061	1,915	1,931
1-Month LIBOR + 1.00%, 1.12% (D), 12/20/2066	394,548	404,060
1.65%, 01/20/2063	52,382	52,472
2.00%, 05/16/2049	63,138	64,234
2.14% (D), 07/16/2048	13,212	13,397
2.50%, 01/20/2051 - 09/16/2056	5,573,554	5,751,783
3.50%, 11/20/2039 - 06/20/2046	955,489	1,014,894
4.50%, 05/20/2048 - 11/20/2049	6,938,212	7,627,924
4.79% (D), 10/20/2043	515,097	589,651
5.50%, 01/16/2033 - 09/20/2039	858,828	970,227
5.53% (D), 01/20/2038	220,783	258,775
5.58% (D), 07/20/2040	169,302	197,871
5.89% (D), 12/20/2038	65,526	76,310
6.00%, 09/20/2038 - 08/20/2039	113,062	129,825
6.50%, 06/20/2033	408,382	456,652
(2.00) * 1-Month LIBOR + 13.40%, 13.18% (D), 10/20/2037	15,240	17,395
(2.41) * 1-Month LIBOR + 16.43%, 16.18% (D), 06/17/2035	9,078	11,290
(2.20) * 1-Month LIBOR + 16.72%, 16.49% (D), 05/18/2034	336	411
(2.75) * 1-Month LIBOR + 19.66%, 19.37% (D), 04/16/2034	25,932	36,829
(3.00) * 1-Month LIBOR + 20.21%, 19.87% (D), 09/20/2037	6,390	8,342
(3.50) * 1-Month LIBOR + 23.28%, 22.89% (D), 04/20/2037	23,043	33,267
(4.91) * 1-Month LIBOR + 29.46%, 28.92% (D), 09/20/2034	12,109	18,987
Government National Mortgage Association, Interest Only STRIPS
5.50%, 10/16/2037	36,979	1,949
(1.00) * 1-Month LIBOR + 5.70%, 5.59% (D), 12/20/2038	26,885	3,442
(1.00) * 1-Month LIBOR + 5.83%, 5.72% (D), 02/20/2038	43,816	5,582
(1.00) * 1-Month LIBOR + 6.00%, 5.89% (D), 11/20/2037	41,400	5,178
(1.00) * 1-Month LIBOR + 6.08%, 5.97% (D), 06/20/2039	26,864	3,893
(1.00) * 1-Month LIBOR + 6.10%, 5.99% (D), 10/20/2034 - 02/16/2039	69,712	10,218
(1.00) * 1-Month LIBOR + 6.20%, 6.09% (D), 03/20/2037 - 06/20/2038	92,774	14,073
(1.00) * 1-Month LIBOR + 6.27%, 6.16% (D), 04/20/2039	33,894	5,304
(1.00) * 1-Month LIBOR + 6.30%, 6.19% (D), 09/20/2035 - 03/20/2039	108,698	19,084
(1.00) * 1-Month LIBOR + 6.40%, 6.29% (D), 05/16/2038	95,574	17,259
(1.00) * 1-Month LIBOR + 6.47%, 6.36% (D), 06/16/2037	33,521	4,130
(1.00) * 1-Month LIBOR + 6.55%, 6.44% (D), 11/20/2037 - 12/20/2037	38,317	5,280
6.50%, 03/20/2039	20,072	4,641

Transamerica Series Trust	Page 18

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.75%, 6.64% (D), 07/20/2037	$ 72,161	$ 13,849
(1.00) * 1-Month LIBOR + 6.78%, 6.66% (D), 08/20/2037	47,810	2,465
(1.00) * 1-Month LIBOR + 6.81%, 6.70% (D), 04/16/2037	25,174	5,522
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	79,636	75,675
Resolution Funding Corp., Principal Only STRIPS
Zero Coupon, 04/15/2030	400,000	334,811
Tennessee Valley Authority
4.25%, 09/15/2065 (E)	397,000	509,732
4.63%, 09/15/2060	257,000	346,023
5.88%, 04/01/2036	698,000	1,005,249
Tennessee Valley Authority, Principal Only STRIPS
11/01/2025 - 03/15/2032	1,050,000	949,681
01/15/2038	150,000	96,729
Uniform Mortgage-Backed Security
TBA,
2.00% (H)	20,935,000	20,832,962
Vendee Mortgage Trust
Series 1997-1, Class 2Z,
7.50%, 02/15/2027	161,463	182,534

Total U.S. Government Agency Obligations (Cost $144,712,516)		149,713,331

U.S. GOVERNMENT OBLIGATIONS - 18.0%
U.S. Treasury - 17.8%
U.S. Treasury Bond
1.25%, 05/15/2050	35,000	26,324
1.38%, 08/15/2050	165,000	128,236
1.63%, 11/15/2050	640,000	531,200
1.88%, 02/15/2051 (E)	2,550,000	2,253,562
2.00%, 02/15/2050	3,318,000	3,025,083
2.25%, 08/15/2046 - 08/15/2049	1,593,100	1,539,999
2.38%, 11/15/2049	3,390,000	3,358,219
2.50%, 02/15/2045 - 02/15/2046	4,000,000	4,068,907
2.75%, 11/15/2042	2,080,000	2,224,462
2.88%, 05/15/2043	2,270,000	2,477,403
2.88%, 08/15/2045 (E)	300,000	326,789
3.00%, 11/15/2044 - 02/15/2048 (E)	335,000	373,863
3.13%, 02/15/2043 - 05/15/2048 (E)	1,184,000	1,347,076
3.63%, 08/15/2043 - 02/15/2044	1,354,000	1,659,470
3.75%, 11/15/2043	2,923,000	3,648,612
3.88%, 08/15/2040	130,000	163,607
U.S. Treasury Bond, Principal Only STRIPS
05/15/2022 - 02/15/2034 (E)	6,765,000	6,049,980
11/15/2022 - 08/15/2041	16,730,000	15,664,591
U.S. Treasury Note
0.38%, 09/30/2027 (E)	120,000	112,847
0.50%, 02/28/2026 (E)	4,000,000	3,919,687
0.88%, 11/15/2030 (E)	2,835,000	2,619,274
1.13%, 09/30/2021	2,060,000	2,071,105
1.25%, 07/31/2023	3,000,000	3,071,953
1.38%, 08/31/2023 (E)	1,500,000	1,541,543
1.38%, 09/30/2023	3,000,000	3,084,727
1.63%, 08/15/2022 - 08/15/2029 (E)	540,000	550,329
1.63%, 08/31/2022 - 10/31/2023	5,600,000	5,775,679
1.75%, 07/15/2022 - 12/31/2026	7,088,000	7,257,231
1.75%, 05/15/2023 (E)	2,860,000	2,953,955
1.88%, 11/30/2021	1,700,000	1,720,586
2.00%, 10/31/2021 - 02/15/2023 (E)	3,150,000	3,254,115
2.00%, 06/30/2024 - 02/15/2025	1,531,000	1,611,784

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
2.13%, 02/29/2024	$ 2,183,000	$ 2,295,731
2.13%, 05/15/2025 (E)	1,500,000	1,587,246
2.25%, 11/15/2024 (E)	238,000	252,485
2.75%, 05/31/2023	184,000	194,142
2.88%, 04/30/2025	265,000	288,436

		93,030,238

U.S. Treasury Inflation-Protected Securities - 0.2%
U.S. Treasury Inflation-Indexed Bond
2.13%, 02/15/2040 (E)	242,016	345,662
2.50%, 01/15/2029	121,820	155,709
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022	262,314	268,329

		769,700

Total U.S. Government Obligations (Cost $91,056,738)		93,799,938

	Shares	Value
OTHER INVESTMENT COMPANY - 2.6%
Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (K)	13,721,854	13,721,854

Total Other Investment Company (Cost $13,721,854)		13,721,854

	Principal	Value
REPURCHASE AGREEMENT - 7.4%
Fixed Income Clearing Corp., 0.00% (K), dated 03/31/2021, to be repurchased at $38,676,004 on 04/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 03/31/2023, and with a value of $39,449,609.	$ 38,676,004	38,676,004

Total Repurchase Agreement (Cost $38,676,004)		38,676,004

Total Investments (Cost $540,844,440)		555,537,352
Net Other Assets (Liabilities) - (6.5)%		(33,765,556)

Net Assets - 100.0%		$ 521,771,796

Transamerica Series Trust	Page 19

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$44,697,595	$3,239,454	$47,937,049
Corporate Debt Securities	—	167,250,854	—	167,250,854
Foreign Government Obligations	—	5,738,075	—	5,738,075
Mortgage-Backed Securities	—	36,440,606	1,040,174	37,480,780
Municipal Government Obligations	—	1,219,467	—	1,219,467
U.S. Government Agency Obligations	—	149,713,331	—	149,713,331
U.S. Government Obligations	—	93,799,938	—	93,799,938
Other Investment Company	13,721,854	—	—	13,721,854
Repurchase Agreement	—	38,676,004	—	38,676,004

Total Investments	$13,721,854	$537,535,870	$4,279,628	$555,537,352

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Mortgage-Backed Securities (I)	$—	$—	$1,040,174	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the total value of 144A securities is $116,794,604, representing 22.4% of the Portfolio’s net assets.
(B)	Securities are Level 3 of the fair value hierarchy.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2021, the total value of securities is $5,391,643, representing 1.0% of the Portfolio’s net assets.
(D)	Floating or variable rate securities. The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $27,446,669, collateralized by cash collateral of $13,721,854 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $14,286,480. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(J)	Rounds to less than $1 or $(1).
(K)	Rates disclosed reflect the yields at March 31, 2021.
(L)	The Portfolio recognizes transfers in and out of Level 3 as of March 31, 2021. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

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Transamerica JPMorgan Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

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Transamerica JPMorgan Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

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